SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013
Accounting Policies [Abstract]
Schedule of Differences between Reported Amount and Reporting Currency Denominated Amount [Table Text Block]
The exchange rates used to translate amounts in RMB into USD for the purposes of preparing the consolidated financial statements were as follows:

	June 30, 2014	September 30, 2013
Period end RMB:USD exchange rate	0.1625	0.1630
Average RMB:USD exchange rate	0.1630	0.1605
Period end HKD:USD exchange rate	0.1290	0.1290
Average HKD:USD exchange rate	0.1290	0.1289

The exchange rates used to translate amounts in RMB into USD for the purposes of preparing the consolidated financial statements were as follows:

	September 30,
	2013	2012
Year end RMB:USD exchange rate	0.1630	0.1583
Average Yearly RMB:USD exchange rate	0.1605	0.1582
Year end HKD:USD exchange rate	0.1290	0.1290
Average Yearly HKD:USD exchange rate	0.1289	0.1288

Property, Plant and Equipment, Schedule of Significant Acquisitions and Disposals [Table Text Block]
Property and equipment are stated at cost. Depreciation is calculated based on the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful Life
Electronic equipment	5 years
Vehicles	10 years
Machinery and equipment	5 to 15 years
Buildings and improvements	5 to 20 years
Navel orange orchards	11 to 30 years